GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		16 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2016
Going Concern Details Narrative
Net Income (Loss)	$ (2,274)	$ 11,604	$ 45,118